Investments Accounted for Under Equity Method - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Cumulative share of losses of joint-ventures in excess of initial investment			€ 28
Share of losses of joint-ventures in excess of initial investment	€ 9	€ 7	€ 12	€ 13	€ 29